2.
  THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM  13F
  FILED  ON  MAY 14, 2001, AS AMENDED DECEMBER 21, 2001, PURSUANT
  TO  A  REQUEST  FOR CONFIDENTIAL TREATMENT AND FOR  WHICH  THAT
  REQUEST WAS DENIED ON AUGUST 12, 2004.

                          UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [x]; Amendment Number: 3
This Amendment (Check only one):   [ ] is a restatement
                                   [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Intel Corporation
2200 Mission College Boulevard
Santa Clara, CA 95052-8119

Form 13F File Number:  028-04527

Person Signing this Report on Behalf of Reporting Manager:

Cary Klafter, Vice President, Legal and Governmental Affairs  and
Corporate Secretary (408) 765-1215

---------------------------------------------------------------
ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
---------------------------------------------------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place and Date of Signing:

/S/ Cary Klafter  Santa Clara, California  August 20, 2004 ------

Report Type (Check only one):

[X]   13F  HOLDINGS REPORT.  (Check here if all holdings of  this reporting manager are reported in this report.)

[  ] 13F NOTICE.  (Check here if no holdings reported are in this
report,   and   all   holdings are reported by  other   reporting
manager(s).)

[   ]  13F  COMBINATION REPORT.  (Check here if a portion of  the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

                      Form 13F SUMMARY PAGE

              REPORTING MANAGER:  INTEL CORPORATION

Report Summary:

Number of Other Included Managers:        -0-

Form 13F Information Table Entry Total:   1

Form 13F Information Table Value Total:   $3,460

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F INFORMATION TABLE
                      REPORTING MANAGER:  INTEL CORPORATION

                                                       ITEM 4:   ITEM 5:
                                                        FAIR      SHARES                                        ITEM 8:
                                  ITEM 2:   ITEM 3:    MARKET       OR          ITEM 6:                     VOTING AUTHORITY
            ITEM 1:               TITLE OF   CUSIP      VALUE   PRINCIPAL SH/ INVESTMENT     ITEM 7:      (A)       (B)     (C)
         NAME OF ISSUER            CLASS     NUMBER     (000)     AMOUNT  PRN DISCRETION    MANAGERS     SOLE     SHARED    NONE
ROBOTIC VISION SYS INC.          COM        771074101     3,460   1,309,85   SH    SOLE                   1,309,850
                                                                       0

